Shareholder Fees - Independent Franchise Partners US Equity - Independent Franchise Partners US Equity	Jan. 28, 2021
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed))	none
Redemption fee (as a percentage of amount redeemed)	0.25%